KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,356,493	$ 1,140,415
Share-based incentives	480,450	8,527,214
Total	$ 1,836,943	$ 9,667,629